NET LOSS PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2024 PIPE transaction | Prefunded warrants
Warrants outstanding (in shares)	1,980,000
Employee Stock Option
Antidilutive securities excluded from computation of earnings per share amount (in shares)	3,574,453	4,055,164	3,389,379
Warrants
Antidilutive securities excluded from computation of earnings per share amount (in shares)	0	0	617,277